Financial Risk Management - Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents	₩ 2,257,522	₩ 1,824,649	₩ 3,541,597	₩ 4,218,099
Deposits in banks	905,982	1,722,618
Trade accounts and notes receivable	3,218,093	2,358,914
Non-trade receivables	112,739	146,921
Accrued income	14,246	22,505
Deposits	18,378	26,586
Loans	59,884	88,868
Lease receivables	4,130	11,058
Derivatives	63,526	47,408
Borrowings	15,040,986	13,542,664
Bonds	1,488,143	1,448,746
Trade accounts and notes payable	4,175,064	4,061,684
Other accounts payable	3,276,810	3,678,161
Security deposits	153,370	146,788
Lease liabilities	73,364	72,788	₩ 84,326
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives	63,526	47,408
Borrowings	15,101,258	13,521,494
Bonds	1,479,725	1,377,696
Equity instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	87,027	96,064
Equity instrument [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	87,027	96,064
Convertible securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	3,127	1,797
Convertible securities [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	3,127	1,797
Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	169,703	230,080
Financial liabilities effective for fair value hedging	36,052
Derivatives [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	169,703	₩ 230,080
Financial liabilities effective for fair value hedging	₩ 36,052